As filed with the Securities and Exchange Commission on October 7, 2013

1933 Act File No. 333-180314

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	☒

The Huntington Funds

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of Principal Executive Offices:)

(800) 544-8347

(Area Code and Telephone Number)

Jay S. Fitton, Esq.

The Huntington National Bank

3805 Edwards Road

Cincinnati, OH 45209

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester, LLP

1666 K Street, NW

Washington, DC 20006

202-775-1207

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

This post-effective amendment no.            is being filed solely for the purpose of filing exhibits to the registration statement on Form N-14 (File No. 333-180314), filed with the Commission on October 7, 2013 (the “Registration Statement”). Parts A and B are incorporated herein by reference to the definitive proxy statement/prospectus filed pursuant to Rule 497 under the Securities Act of 1933, as amended, filed on November            , 2013.

As filed with the Securities and Exchange Commission on October 7, 2013

1933 Act File No. 033-185076

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. ☒ Post-Effective Amendment No.

The Huntington Funds

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of Principal Executive Offices)

(800) 544-8347

(Area Code and Telephone Number)

Jay S. Fitton, Esq.

The Huntington National Bank

3805 Edwards Road

Cincinnati, OH 45209

(Name and address of Agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester, LLP

1666 K Street, NW

Washington, DC 20006

202-775-1207

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Class A and Trust Shares of beneficial interest, without par value, of the Huntington Dividend Capture Fund, a series of the Huntington Funds.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended. It is proposed that this filing will become effective on November 6, 2013, pursuant to Rule 488 under the Securities Act of 1933.

1

2

Acquisition of Assets and Liabilities of

HUNTINGTON INCOME EQUITY FUND

a series of

The Huntington Funds

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(800) 253-0412

By and in Exchange for Shares of

HUNTINGTON DIVIDEND CAPTURE FUND

Also a series of

The Huntington Funds

PROSPECTUS/INFORMATION STATEMENT

Dated November 6, 2013

This document is a prospectus/information statement (“Prospectus/Information Statement”). This Prospectus/Information Statement is being furnished to shareholders of the Huntington Income Equity Fund (“Huntington Income Equity” or “Acquired Fund”), a series of the Huntington Funds (the “Trust”), in connection with the approval by the Board of Trustees of the Trust (collectively, the “Board” or the “Trustees”) of an Agreement and Plan of Reorganization relating to Huntington Income Equity.

The Trust is organized as a Delaware statutory trust, and is not required to hold an annual meeting of its shareholders.

THIS PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO THIS PROSPECTUS/INFORMATION STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

The Board has fixed the close of business on December 13, 2013 as the record date for determination of shareholders entitled to receive this Prospectus/Information Statement (“Record Date”). As of the Record Date, the number of shares outstanding for Huntington Income Equity was [                ] shares.

GENERAL

The Board has approved an Agreement and Plan of Reorganization (the “Reorganization Plan” or the “Plan”), a copy of which is attached as Exhibit A to this Prospectus/Information Statement, providing for the transfer of all of the assets of Huntington Income Equity to the Huntington Dividend Capture Fund (“Huntington Dividend Capture” or “Acquiring Fund”), a series of the Trust (such actions taken in accordance with the Reorganization Plan being the “Reorganization”). The transfer will involve (a) an exchange of your shares of Huntington Income Equity for shares of Huntington Dividend Capture, which would be distributed pro rata by Huntington Income Equity to the holders of its shares in complete liquidation of Huntington Income Equity, and (b) the assumption by Huntington Dividend Capture of all of the liabilities of Huntington Income Equity. The total value of your investment will not change as a result of the Reorganization. Immediately after the Reorganization, you will hold the number of full or fractional shares of Huntington Dividend Capture which have an aggregate net asset value equal to the aggregate net asset value of the shares of Huntington Income Equity you held immediately before the Reorganization.

Huntington Income Equity and Huntington Dividend Capture (each, a “Fund,” and together, the “Funds”) are each a separate, diversified series of the Trust. The primary investment objectives of the Huntington Income Equity and Huntington Dividend Capture are substantially similar, as follows:

Portfolio	Investment Objective
Huntington Income Equity	Seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities.
Huntington Dividend Capture	Seek total return on investment, with dividend income an important component of that return.

This Prospectus/Information Statement explains concisely the information about Huntington Dividend Capture that you should know. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about Huntington Income Equity:	How to Obtain this Information:
Prospectus of the Trust relating to Huntington Income Equity, dated April 30, 2013, as supplemented	Copies are available upon request and without charge if you: • Visit www.huntingtonfunds.com on the internet; or

Statement of Additional Information of the Trust relating to Huntington Income Equity, dated April 30, 2013, as supplemented

Semi-Annual Report of the Trust relating to Huntington Income Equity Fund, for the period ended June 30, 2013

Annual Report of the Trust relating to Huntington Income Equity for the year ended December 31, 2012

• Write to The Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110; or • Call (800) 253-0412 toll-free.

Information about Huntington Dividend Capture:	How to Obtain this Information:

Prospectus of the Trust relating to Huntington Dividend Capture, dated April 30, 2013, as supplemented

Statement of Additional Information of the Trust relating to Huntington Dividend Capture, dated April 30, 2013, as supplemented

Semi-Annual Report of the Trust relating to Huntington Dividend Capture, for the period ended June 30, 2013

Annual Report of the Trust relating to Huntington Dividend Capture for the year ended December 31, 2012

Copies are available upon request and without charge if you:

•   Visit www.huntingtonfunds.com on the internet; or

•   Write to The Huntington Funds

P.O. Box 6110

Indianapolis, IN 46206-6110; or

•   Call (800) 253-0412 toll-free.

Information about the Reorganization:	How to Obtain this Information:
Statement of Additional Information dated October 7, 2013, which relates to this Prospectus/Information Statement and the Reorganization	Copies are available upon request and without charge if you: • Write to The Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110; or • Call (800) 253-0412 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information contained in the Prospectuses of Huntington Income Equity and Huntington Dividend Capture, each dated April 30, 2013 (SEC File No. 811-5010) are incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) The Statement of Additional Information dated October 7, 2013, relating to this Prospectus/Information Statement and the Reorganization, which includes the Annual Reports of the Trust relating to Huntington Income Equity and Huntington Dividend Capture for the year ended December 31, 2012 (SEC File No. 811-5010), the Semiannual Reports of the Trust relating to Huntington Dividend Capture and Huntington Income Equity for the six month period ended June 30, 2013 (SEC File No. 811-5010), and pro forma financial information of the Trust relating to Huntington Dividend Capture for the twelve month period ended June 30, 2013, are each incorporated by reference into this document.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in Huntington Dividend Capture:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/INFORMATION STATEMENT AND THE EXHIBIT.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the Prospectuses and Statements of Information relating to the Funds and the Form of Agreement and Plan of Reorganization which is attached to this Prospectus/Information Statement.

Overview: Reasons for The Reorganization

The Reorganization will combine two series of the Trust with similar investment objectives, Huntington Income Equity and Huntington Dividend Capture into one and is designed to achieve operating efficiencies due to the spreading of fixed costs over a larger pool of assets in the surviving Fund. The Board, including the Independent Trustees, unanimously approved the Reorganization Plan based on information requested by the Board and provided by Huntington Asset Advisors, Inc. (the “Advisor”). Before approving the Plan, the Trustees evaluated extensive information provided by management of the Trust and reviewed various factors about the Funds and the proposed Reorganization. The Trustees considered the similarity of investment objectives and relative performance of the Funds. Huntington Dividend Capture outperformed its benchmark for the five year period ended December 31, 2012, and underperformed its benchmark for the one and ten year periods ended December 31, 2012; whereas, Huntington Income Equity underperformed its benchmark for the one, five and ten year periods ended December 31, 2012. Huntington Dividend Capture outperformed Huntington Income Equity for the one, five and ten year periods ended June 30, 2013; Huntington Income Equity outperformed Huntington Dividend Capture for the three year period ended June 30, 2013. The Trustees also considered the relative asset size of Huntington Income Equity, including the benefits of Huntington Income Equity joining Huntington Dividend Capture. Upon completion of the Reorganization, Huntington Dividend Capture may achieve operating efficiencies because it will have a greater level of assets. As of June 30, 2013, Huntington Income Equity and Huntington Dividend Capture’ total assets were approximately $143.8 million and $227.5 million, respectively. If the Reorganization is completed, Huntington Dividend Capture is expected to have total assets of approximately $371.3 million. The Trustees also reasoned that the Reorganization would likely result in lower expenses for the Huntington Income Equity shareholders due to Huntington Dividend Capture having lower Total Annual Fund Operating Expenses as a result of the Huntington Dividend Capture Fund’s existing contractual fee waivers in place effective September 28, 2012 through April 30, 2015, and the anticipated economies of scale achieved following the Reorganization.

Accordingly, in approving the Reorganization, the Board determined that the Reorganization would be in the best interests of Huntington Income Equity and its shareholders, and that the interests of the shareholders of Huntington Income Equity would not be diluted as a result of effecting the Reorganization.

Impact of the Reorganization on Huntington Income Equity Shareholders

It is anticipated that the Reorganization will benefit you as follows, although no assurance can be given that the Reorganization will result in any such benefits:

•

OPERATING EFFICIENCIES: Upon the reorganization of Huntington Income Equity into Huntington Dividend Capture, operating efficiencies may be achieved by Huntington Dividend Capture because it is expected to have a greater level of assets than is currently in either of the Funds. As of June 30, 2013, Huntington Income Equity had total net assets of approximately $143,822,085, while Huntington Dividend Capture had total net assets of approximately $227,474,487 as of that date.

•

COST CONSIDERATIONS: Following the Reorganization, the total annual operating expenses of Huntington Dividend Capture are expected to be lower than the total annual operating expenses of Huntington Income Equity and at least as low as the Huntington Dividend Capture Fund’s total annual operating expenses prior to the Reorganization, as a result of existing contractual fee waivers effective September 28, 2012 through April 30, 2015. The Huntington Dividend Capture Fund’s total annual operating expenses may decrease compared to its pre-reorganization total annual operating expenses as a result of the anticipated increase in total net assets, whereby operating efficiencies may be achieved following the reorganization. While no assurance can be provided, following the Reorganization, the total annual operating expenses of Huntington Dividend Capture may decrease over the long-term due to the spreading of fixed costs over a larger pool of assets so that shareholders of Huntington Dividend Capture may in the future benefit from lower expenses achieved through economies of scale.

Although Huntington Income Equity and Huntington Dividend Capture have substantially similar investment objectives and similar principal investment strategies, some of the securities held by Huntington Income Equity may need to be sold in connection with the Reorganization for the purpose of complying with the investment policies or limitations of Huntington Dividend Capture. If such sales occur, the transaction costs will be borne by Huntington Income Equity. Such costs are ultimately borne by the Fund’s shareholders.

Summary of the Agreement and Plan of Reorganization

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the in-kind transfer of all of the assets of Huntington Income Equity to Huntington Dividend Capture in exchange for shares of Huntington Dividend Capture;

•	the assumption by Huntington Dividend Capture of all of the liabilities of Huntington Income Equity;

•	the liquidation of Huntington Income Equity by distribution of shares of Huntington Dividend Capture; and

•	the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about December 13, 2013.

COMPARISON OF THE HUNTINGTON INCOME EQUITY AND

HUNTINGTON DIVIDEND CAPTURE FUNDS

Investment Objectives; Principal Investment Strategies and Risks

The investment objectives of Huntington Dividend Capture and Huntington Income Equity are substantially similar, as each Fund seeks to produce income on investments. Although the principal investment strategies of the Funds are similar, there are some differences between the Funds. Huntington Dividend Capture normally pursues its investment objective by investing at least 65% of its assets in dividend-paying stocks, with a focus on those stocks that the Advisor believes are undervalued. The Fund may also invest in convertible bonds and other securities that contain aspects of both stocks and bonds. The Fund generally invests in mature, middle and large-capitalization U.S. corporations. The Advisor will also frequently purchase stocks in a short period which increases the amount of trading costs the Fund will incur. In contrast, Huntington Income Equity normally invests at least 80% of its assets in equity securities and at least 65% of its assets in income-producing equity securities. Huntington Income Equity may also invest in preferred stocks, corporate debt obligations convertible into common stock, and investment grade corporate debt obligations. Huntington Income Equity may also invest up to 10% of its assets in junk bonds. The Advisor considers dividend growth an important factor in its security selection process for Huntington Income Equity and may actively trade securities to achieve its investment objective.

For detailed information about the principal investment strategies and risks of Huntington Dividend Capture, as well as each of its investment limitations and restrictions, see the current Prospectus and Statement of Additional Information for Huntington Dividend Capture, which is incorporated herein by reference.

The following summarizes a comparison of the Funds with respect to their principal investment strategies, as set forth in the Prospectus and Statement of Additional Information relating to each respective Fund.

	Huntington Income Equity	Huntington Dividend Capture
Investment Objective	Seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities.	Seek total return on investment, with dividend income an important component of that return.

Principal Investment Strategy	The Advisor invests primarily in domestic equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income-producing equity securities. The Advisor may invest in preferred stocks or corporate debt obligations	The Fund normally invests at least 65% of its assets in dividend-paying stocks, and the Advisor focuses on those it believes are undervalued or out-of-favor. The Fund may invest in convertible bonds and other securities [such as preferred stock and real estate investment trusts (“REITs”)] that contain aspects of both stocks and bonds. The Advisor convertible into common stock. As an additional income source, the Advisor also may invest in investment-grade corporate debt obligations. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment-grade, also known as “junk bonds”, (securities rated below BBB by Standard & Poor’s or Baa by Moody’s).

In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.

The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective.

will also frequently purchase stocks in a short period prior to the ex- dividend date (the interval between the announcement and the payments of the next dividend) which increases the amount of trading costs the Fund will incur.

The Fund generally invests in mature, middle and large-capitalization U.S. corporations. Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.

Principal Risks

An investment in each Fund is subject to certain risks. There is no assurance that the investment performance of either Fund will be positive or that either Fund will meet its investment objective. The following discussion highlights the principal risks associated with investment in each of the Funds. The risks of the Funds are similar because the Funds have substantially similar investment objectives and similar principal investment strategies.

Huntington Dividend Capture and Huntington Income Equity

Each of the Funds has the following risks:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Huntington Income Equity

Huntington Income Equity Fund has the following additional risks:

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Non-Investment Grade Securities Risk. Fixed income securities rated below investment grade generally entail greater interest rate, liquidity and credit risks than investment grade securities.

Huntington Dividend Capture

Huntington Dividend Capture Fund has the following additional risks:

Class/Sector/Region Focus Risk. If the Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular market sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

Fees and Expenses

The Reorganization is expected to result in an overall decrease in annual fund operating expenses. The investment management fee charged by the Advisor for Huntington Dividend Capture is the higher than the investment management fee charged for Huntington Income Equity and the fee rates to be charged by the various service providers to Huntington Dividend Capture are the same or lower than the fee rates charged to Huntington Income Equity. In addition, shareholders may benefit from overall lower expenses in the Huntington Dividend Capture Fund as a result of existing contractual fee waivers effective September 28, 2012 through April 30, 2015. More detailed information about the annual fund operating expenses for the each Fund is set forth in the Prospectus.

The following tables show the various sales charges, fees and expenses that you may pay for buying, holding and redeeming shares of each Fund.

Huntington Income Equity

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.60%	0.60%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)	0.59%	0.59%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.20%	1.45%

Huntington Dividend Capture

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)	0.61%	0.61%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.37%	1.62%

Fee Waivers and/or Expense Reimbursements(1)	(0.47)%	(0.47)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	1.15%

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.90% and 1.15% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Huntington Dividend Capture (Pro Forma)

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.60%	0.60%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.36%	1.61%
Fee Waivers and/or Expense Reimbursements(1)	(0.46)%	(0.46)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	1.15%

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.90% and 1.15% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The tables below show examples that are intended to help you compare the cost of investing in the Funds and Huntington Dividend Capture Pro Forma, assuming the Reorganization takes place. The examples assume that you invest $10,000 in the Funds for the one, three, five and ten year periods as indicated. They show your costs if you sold your shares at the end of the period or continued to hold them. The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, and the expenses were capped for two years in each period for the Huntington Dividend Capture Fund and Huntington Dividend Capture Fund proforma. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Examples of Fund Expenses

	One Year	Three Years	Five Years	Ten Years
Huntington Income Equity
Trust Shares	$122	$381	$660	$1,455
Class A Shares	$616	$912	$1,230	$2,128
Huntington Dividend Capture
Trust Shares	$92	$339	$658	$1,562
Class A Shares	$587	$872	$1,228	$2,228
Huntington Dividend Capture (Pro Forma)
Trust Shares	$92	$338	$654	$1,553
Class A Shares	$587	$871	$1,224	$2,219

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Funds’ portfolio turnover rates were 109% and 203% of the average value of the portfolios of Huntington Dividend Capture and Huntington Income Equity, respectively.

Performance Records

The following charts show the past performance record of each Fund. Past performance is not an indication of future results. The Funds may also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Huntington Income Equity

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods and includes comparative performance information. The Fund’s performance will fluctuate and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Performance Bar Chart and Table

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2009 Q4 2008	18.61 (20.13	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Income Equity Fund — Trust Shares
Returns before taxes	10.50%	(0.18)%	4.72%
Returns after taxes on distributions(1)	9.68%	(0.72)%	3.57%
Returns after taxes on distributions and sales of Trust Shares(1)	7.35%	(0.29)%	3.95%
Income Equity Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	5.06%	(1.39)%	3.96%
Standard & Poor’s 500 Value Index (“S&P 500 VI’’) (reflects no deduction for fees, expenses or taxes)(2)	17.68%	(0.15)%	7.04%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all Shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The S&P 500 VI is a capitalization-weighted index comprised of the stocks in the S&P 500 having the lowest price to book ratios and consists of approximately half of the S&P 500 on a market capitalization basis. The S&P 500 multifactor methodology is used to score constituents, which are weighted according to market cap and classified as value. The index has a relatively low turnover. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an Index.

Huntington Dividend Capture

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods and includes comparative performance information. The Fund’s performance will fluctuate and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Performance Bar Chart and Table

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q2 2009 Q1 2009	23.66 (17.31	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Dividend Capture Fund — Trust Shares
Returns before taxes	10.87%	3.49%	6.12%
Returns after taxes on distributions(1)	9.83%	2.44%	4.74%
Returns after taxes on distributions and sales of Trust Shares(1)	7.44%	2.48%	4.78%
Dividend Capture Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	5.51%	2.25%	5.37%
Standard & Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(2)	16.00%	1.66%	7.10%
Dividend Capture Indices Blend (DCIB) (reflects no deduction for fees, expenses or taxes)(3)	16.45%	2.73%	6.83%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assume all Shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(3)

The unmanaged DCIB is a custom, blended index comprised of the S&P 500 Value Index (40%), BofA/Merrill Lynch Fixed Rate Preferred Index (40%) and NAREIT Index (20%). This custom blended index and its respective weightings are reflective of the Fund’s sector diversification. The S&P 500 Value Index is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the value end of the growth-value spectrum. The BofA/Merrill Lynch Fixed Rate Preferred Index is a total return index comprised of fixed-rate preferred stock issues. NAREIT Index represents returns for the National Association of Real Estate Investment Trust Equity Index.

For a detailed discussion of the manner of calculating total return, please see the Statement of Additional Information for Huntington Dividend Capture. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Important information about Huntington Dividend Capture is also contained in management’s discussion of Huntington Dividend Capture’ performance which appears in the most recent Annual Report of the Trust relating to Huntington Dividend Capture.

Management of the Funds

Investment Advisor

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of Huntington National Bank (“Huntington Bank”), is the investment advisor to the Huntington Funds. As of December 31, 2012, the Advisor had assets under management of $3.8 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

Huntington Bank, 41 South High Street, Columbus, Ohio 43215, is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2012, Huntington Bank had assets of over $56 billion.

As compensation for its investment advisory services, each Fund pays the Advisor management fees as a percentage of average daily net assets on the following tiered schedule:

Huntington Income Equity	Up to $500 million	0.60%
	On the next $500 million to $1 billion	0.55%
	On excess of $1 billion	0.50%
Huntington Dividend Capture	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Portfolio Managers

Craig J. Hardy has served as a Portfolio Manager of the Huntington Income Equity Fund since 2003. He is Senior Vice President of the Advisor. Mr. Hardy joined Huntington Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy holds a Chartered Financial Analyst designation. He received his Bachelor’s degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Kirk Mentzer is primarily responsible for the day-to-day management of the Huntington Dividend Capture Fund. Mr. Mentzer has served as Portfolio Manager of the Huntington Dividend Capture Fund since 2001 and Portfolio Manager of the Fixed Income Securities Fund since 2000. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined Huntington Bank in 2000 as a Portfolio Manager. From 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

For more detailed information about the portfolio managers, including each portfolio manager’s principal occupation for the past five years, compensation information and other accounts managed, see the Prospectus and Statement of Additional Information for each Fund.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

At a meeting held on September 26, 2013, the Board, including the Independent Trustees, unanimously approved the Reorganization Plan based on information requested by the Board and provided by the Advisor. In approving the Reorganization, the Board determined that the Reorganization would be in the best interests of Huntington Income Equity and its shareholders, and that the interests of the shareholders of Huntington Income Equity would not be diluted as a result of effecting the Reorganization.

Before approving the Plan, the Trustees evaluated extensive information provided by management of the Trust and reviewed various factors about the Funds and the proposed Reorganization. The Trustees considered the relative asset size of Huntington Income Equity, including the benefits of Huntington Income Equity joining Huntington Dividend Capture.

The Trustees reviewed the historical performance record of each Fund and also noted that the Huntington Dividend Capture outperformed Huntington Income Equity for the one, five and ten year periods ended June 30, 2013; Huntington Income Equity outperformed Huntington Dividend Capture for the three year period ended June 30, 2013. Huntington Dividend Capture outperformed its benchmark for the five year period ended December 31, 2012, and underperformed its benchmark for the one and ten year periods ended December 31, 2012; whereas, Huntington Income Equity underperformed its benchmark for the one, five and ten year periods ended December 31, 2012. Upon completion of the Reorganization, Huntington Dividend Capture may achieve operating efficiencies because it will have a greater level of assets. As of June 30, 2013, Huntington Income Equity had total net assets of approximately $143,822,085, while Huntington Dividend Capture had total net assets of approximately $227,474,487 as of that date. If the Reorganization is completed, Huntington Dividend Capture is expected to have total assets of approximately $371,296,572. The Trustees considered the substantially similar investment objectives, similar investment strategies and relative performance of the Funds. The Trustees also reasoned that the Reorganization would likely result in lower expenses to the Huntington Income Equity shareholders due to Huntington Dividend Capture having lower Total Annual Fund Operating Expenses after considering existing contractual fee waivers effective September 28, 2012 through April 30, 2015.

In addition, the Trustees considered, among other things:

•	the fact that Huntington Income Equity has lacked the necessary assets to operate cost-effectively;

•

the fact that the Funds have substantially similar investment objectives and similar principal investment strategies and restrictions, and Huntington Dividend Capture will be managed by the same Advisor and in accordance with the similar investment strategies and techniques utilized in managing Huntington Income Equity immediately prior to the Reorganization;

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

•

the expense ratios, fees and expenses of Huntington Income Equity and the fact that the anticipated expense ratios after fee waivers, fees and expenses of Huntington Dividend Capture will be lower than that of the Huntington Income Equity;

•	the investment objective and policies of each Fund;

•	the composition of each Fund’s portfolio;

•	the differences in the risks of each Fund;

•	the fact that Huntington Dividend Capture has better performance than Huntington Income Equity over the one, five and ten year periods ended June 30, 2013;

•	the potential benefits to shareholders, including operating efficiencies that may be achieved from the Reorganization;

•	the fact that both Funds are classified as Large Value by Morningstar;

•	the fact that Huntington Dividend Capture will assume all of the liabilities of Huntington Income Equity;

•	the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•	alternatives available to shareholders of Huntington Income Equity, including the ability to redeem their shares.

During their consideration of the Reorganization, the Independent Trustees of the Trust discussed with counsel to the Independent Trustees the legal issues involved.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust concluded that the proposed Reorganization would be in the best interests of Huntington Income Equity and its shareholders. Consequently, they approved the Plan on behalf of the shareholders of Huntington Income Equity.

The Trustees of the Trust have also approved the Plan on behalf of Huntington Dividend Capture.

Agreement and Plan of Reorganization

Below is a summary of the important terms of the Reorganization Plan. This summary is qualified in its entirety by reference to the Reorganization Plan itself, a form of which is set forth in Exhibit A to this Prospectus/Information Statement, and which we encourage you to read in its entirety.

The Reorganization is expected to take effect on or before December 13, 2013 (the “Closing Date”), although that date may be adjusted in accordance with the Reorganization Plan.

General Information

The Reorganization Plan provides that all of the assets of Huntington Income Equity will be acquired by Huntington Dividend Capture in exchange for shares of Huntington Dividend Capture and the assumption by Huntington Dividend Capture of all of the liabilities of Huntington Income Equity on or about December 13, 2013 or such other date as may be agreed upon by the parties (the “Closing Date”).

On or prior to the Closing Date, Huntington Income Equity will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund’s shareholders all of the Fund’s investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the Fund’s net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

The number of full and fractional shares of each class of Huntington Dividend Capture to be received by shareholders of Huntington Income Equity will be determined by multiplying the number of outstanding full and fractional shares of each class of Huntington Income Equity by a factor which shall be computed by dividing the net asset value (“NAV”) per share of Huntington Income Equity by the NAV per share of the corresponding class of shares of Huntington Dividend Capture. These computations will take place as of the Valuation Time. The NAV per share of Huntington Dividend Capture and Huntington Income Equity will be determined by dividing assets, less liabilities, by the total number of outstanding shares.

Immediately thereafter, Huntington Income Equity will liquidate and distribute the shares received from Huntington Dividend Capture to its shareholders. This will be accomplished by opening an account on the books of Huntington Dividend Capture in the name of each shareholder of record of Huntington Income Equity and transferring Huntington Dividend Capture shares to each such account in complete liquidation of Huntington Income Equity. Each account will represent the pro rata number of full and fractional shares of Huntington Dividend Capture due to the respective Huntington Income Equity shareholders. All issued and outstanding shares of Huntington Income Equity will be canceled. The shares of Huntington Dividend Capture to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Huntington Income Equity will be terminated.

Until the Closing Date, shareholders of Huntington Income Equity will continue to be able to redeem their shares at the NAV per share next determined after receipt by Huntington Income Equity’s transfer agent of a redemption request in proper form. After the Reorganization, all of the issued and outstanding shares of Huntington Income Equity will be canceled on the books of Huntington Income Equity, and the share transfer books of Huntington Income Equity will be permanently closed. If the Reorganization is consummated, shareholders will be free to redeem the shares of Huntington Dividend Capture that they receive in the transaction at their then-current NAV. Shareholders of Huntington Income Equity may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares for shares of Huntington Dividend Capture following the Reorganization.

Other Provisions

The Reorganization is subject to a number of conditions set forth in the Reorganization Plan. Certain of these conditions may be waived by the Board of Trustees. The significant conditions include receipt by the Board and the Trust of an opinion of counsel as to certain federal income tax aspects of the Reorganization. The Reorganization Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date by the Board of Trustees.

In the proposed Reorganization, shareholders of Huntington Income Equity will receive shares of Huntington Dividend Capture and will be able to purchase, redeem and exchange shares and receive distributions the same way as they currently do with respect to their shares of Huntington Income Equity.

Prior to or at the completion of the Reorganization, Huntington Income Equity and Huntington Dividend Capture will have each received an opinion from the law firm of Sullivan & Worcester LLP that, while not entirely free from doubt, the reorganization will qualify as a tax-free reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is believed that no gain or loss generally will be recognized by Huntington Income Equity or Huntington Dividend Capture or their respective shareholders. See “Federal Income Tax Consequences” for more information on the federal tax consequences of the Reorganization.

At a meeting held on September 26, 2013, the Board approved the Reorganization Plan, finding that the Reorganization is in the best interests of Huntington Income Equity and its shareholders.

Comparison of Share Classes, Sales Charges and Rule 12b-1 Fees

Share Classes

Each Fund offers two share classes, Trust Shares and Class A Shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses that are likely to result in different share prices. Class A shares of the Acquiring Fund will be issued for Class A shares of the Acquired Fund. Trust shares of the Acquiring Fund will be issued for Trust shares of the Acquired Fund.

Sales Charges

Class A shares of each of the Funds are offered at their public offering price, which is its NAV plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are some instances where investors can purchase Class A shares without a sales charge. More detailed information about sales charges can be found in the respective Fund prospectuses.

Trust shares of each of the Funds are offered at their public offering price, which is its NAV. There are no sales charges on Trust shares. Trust shares are available for purchase only to fiduciary, advisory and agency accounts of Huntington Bank correspondent banks and the Huntington Asset Allocation Funds, as well as participants in special programs that may be offered from time to time through financial intermediaries.

No sales charges will be imposed on existing shareholders in connection with the Reorganization.

Distribution and Service (Rule 12b-1) Fee Comparison

The Trust has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act for Huntington Dividend Capture and Huntington Income Equity which allows the Funds to pay fees to financial intermediaries for the sale and distribution of shares. There will be no change in the fee rates paid by shareholders pursuant to the Plan following the Reorganization.

Purchases and Redemptions

Each Fund has the same purchase and redemption procedures. You may purchase shares on any business day when the New York Stock Exchange (“NYSE”) is open. You may redeem shares on any business day when both the NYSE and Federal Reserve Bank are open.

Exchanges

Each Fund has the same exchange privileges. On any business day when the NYSE is open, you may exchange shares of each Fund for the same class of shares of any other Huntington Fund offering such shares.

For more information, see the sections “Purchasing Shares” and “Redeeming Shares” in the respective Fund prospectus.

Dividends and Distributions

The Funds have the same dividend distribution policy. Each Fund declares and pays dividends on investment income, if any, monthly. Each Fund distributes its capital gains at least annually. All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional Shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or may choose to reinvest capital gains distributions, but receive all other distributions in cash. See the respective Funds’ prospectuses for further information concerning dividends and distributions.

Fiscal Year

Huntington Income Equity and Huntington Dividend Capture currently operate on a fiscal year ending December 31. Following the Reorganization, Huntington Dividend Capture will assume the financial history of Huntington Income Equity and continue to operate on a fiscal year ending December 31 of each year.

Expenses of the Reorganization

The expenses associated with the transactions contemplated by the Reorganization Plan shall be borne by the Funds. The expenses of the reorganization are estimated to be $13,000.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization within the meaning of Section 368(a) of the Code. No gain or loss will be recognized as a consequence of the Reorganization by Huntington Income Equity (except to the extent that such assets consist of contracts described in Section 1256 of the Code), nor will a gain or loss be recognized by the shareholders of Huntington Income Equity as a result of Huntington Dividend Capture’s distribution of its corresponding Fund shares to such shareholders in exchange for such shareholder’s Huntington Income Equity Fund shares. In addition, a shareholder’s tax basis for shares held in Huntington Income Equity will carry over to the shares of Huntington Dividend Capture acquired in the Reorganization, and the holding period for shares held as a capital asset also will carry over to Huntington Dividend Capture shares received in the Reorganization. As a condition to the closing of the proposed Reorganization, each of the Trust and the Acquiring Fund shall have received a legal opinion from Sullivan & Worcester LLP to the effect that, while the matter is not entirely free from doubt, the Reorganization will qualify as a tax-free reorganization with the foregoing tax consequences. That opinion will be based upon certain assumptions and conditions and on the representations set forth in the Reorganization Plan (and, if such counsel requests, in separate letters from the Trust and the Acquiring Fund) being true and complete at the time of the Closing Date and the Reorganization’s being consummated in accordance with the Reorganization Plan (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that counsel has not approved).

Opinions of counsel are not binding upon the Internal Revenue Service (“IRS”) or the courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, Huntington Income Equity would recognize gain or loss on the transfer of its assets to Huntington Dividend Capture and each shareholder of Huntington Income Equity would recognize a taxable gain or loss equal to the difference between its tax basis in the shares of Huntington Income Equity and the fair market value of the shares of Huntington Dividend Capture it receives.

Immediately prior to the Closing Date, Huntington Income Equity shall have declared and paid a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern Time on the Closing Date, and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

You should consult your tax adviser regarding the effect, if any, of the proposed Reorganization in light of your individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, you should also consult your tax adviser as to state and local tax consequences, if any, of the Reorganization.

Pro Forma Capitalization

The following table sets forth the capitalization of the Funds as of June 30, 2013, and the capitalization of Huntington Dividend Capture on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 2.34 shares of Class A Shares and Trust Shares of Huntington Dividend Capture for each share of Class A Shares and Trust Shares of Huntington Income Equity, respectively.

Capitalization of Huntington Income Equity, Huntington Dividend Capture and

Huntington Dividend Capture (Pro Forma)

	Huntington Income Equity	Huntington Dividend Capture	Adjustments		Huntington Dividend Capture Pro Forma (After Reorganization)
Net Assets
Trust Class	$136,795,604	$169,330,915	$—	[1]	$306,126,519
Class A	$7,026,481	$58,143,572	$—	[1]	$65,170,053
Total Net Assets	$143,822,085	$227,474,487	$—	[1]	$371,296,572
Net Asset Value Per Share
Trust Class	$24.31	$10.41			$10.41
Class A	$24.32	$10.40			$10.40
Shares Outstanding
Trust Class	5,627,728	16,270,530	7,508,708		29,406,966
Class A	288,960	5,591,113	386,278		6,266,351
Total Shares Outstanding	5,916,688	21,861,643	7,894,987		35,673,318

[1]	Reflects estimated merger expenses of $13,000 that would have been offset by the Acquiring Fund’s contractual expense cap and result in a zero impact to the Fund’s net assets.

The table set forth above should not be relied upon to calculate the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

Huntington Income Equity and Huntington Dividend Capture are series of the Trust, an open-end management investment company registered with the SEC under the 1940 Act. The Trust was reorganized as a Delaware statutory trust in June 2006, and is governed by its Declaration of Trust and By-Laws, as amended, its Board of Trustees, and applicable Delaware and federal law. The Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trust currently consist of Huntington Income Equity and Huntington Dividend Capture and 31 other mutual funds of various asset classes.

Capitalization

The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The Declaration of Trust of the Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, the Trust’s Declaration of Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.

Shareholder Meetings and Voting Rights

The Trust, on behalf of Huntington Income Equity and Huntington Dividend Capture, is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust. In addition, the Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. The Trust currently does not intend to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of the Trust.

Except when a larger quorum is required by applicable law or the applicable governing documents, 33 1/3% of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

A Trustee of the Trust may be removed with or without cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

Under the Trust’s Declaration of Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

The Trust’s Declaration of Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Trust as a corporation or other entity, (2) merge the Trust into another entity, or merge, consolidate or transfer the assets and liabilities or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class.

Under certain circumstances, the Trustees of the Trust may also terminate the Trust, a series, or a class of shares, upon written notice to the shareholders.

Liquidation

In the event of the liquidation of the Trust, either Fund or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities belonging to the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

The Declaration of Trust of the Trust provides that no Trustee or officer shall be liable to the Trust or to any shareholder, Trustee, officer, employee or agent of the Trust for any action or failure to act except for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office. The Declaration of Trust provides that present and former Trustees or officers are generally entitled to indemnification against liabilities and expenses with respect to claims related to their position with the Funds unless, in the case of any liability to the Funds or their shareholders, such Trustee or officer is liable by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of the Trust, its Bylaws and Delaware and federal law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, Bylaws and Delaware and federal law directly for more complete information.

Shareholder Information

As of [            ], 2013 the total number of shares of Huntington Income Equity outstanding was as follows:

Number of Shares

Total

As of [            ], 2013, the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Huntington Income Equity.

As of [            ], 2013, the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Huntington Dividend Capture.

Control Persons and Principal Holders of Securities

The beneficial owners or record owners of more than 5% of the shares of Huntington Income Equity and Huntington Dividend Capture as of [            ], 2013, were as follows:

Huntington Income Equity

Name and Address	Total Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization

Huntington Dividend Capture

Name and Address	Total Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization

Financial Statements and Experts

The Annual Report of the Trust relating to Huntington Income Equity, for the year ended as of December 31, 2012, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements audited by Ernst & Young LLP, independent registered public accounting firm, have been included in reliance on their report given on their authority as experts in accounting and auditing.

The Annual Report of the Trust relating to Huntington Dividend Capture, for the year ended as of December 31, 2012, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements audited by Ernst & Young LLP, independent registered public accounting firm, have been included in reliance on their report given on their authority as experts in accounting and auditing.

Legal Matters

Certain legal matters concerning the issuance of shares of Huntington Dividend Capture will be passed upon by Sullivan & Worcester LLP, counsel to the Trust.

Additional Information

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

October 7, 2013

Exhibit “A”

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 26th day of September, 2013, by and between The Huntington Funds, a Delaware statutory trust, with its principal place of business at 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208 (the “Trust”), with respect to its Huntington Dividend Capture Fund (the “Acquiring Fund”), and the Trust, with respect to its Huntington Income Equity Fund (the “Selling Fund”).

The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for shares of beneficial interest, without par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Selling Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Trustees of the Trust have determined that the transactions contemplated herein will be in the best interests of the Acquiring Fund and its shareholders;

WHEREAS, the Trustees of the Trust have determined that the Selling Fund should exchange all of its assets and liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR THE

ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND

LIABILITIES AND LIQUIDATION OF THE SELLING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange for the Selling Fund’s assets (i) to deliver to the Selling Fund

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the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

The Selling Fund has provided the Acquiring Fund with its most recent unaudited financial statements, which contain a list of all of the Selling Fund’s assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund’s list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund’s investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would violate the Selling Fund’s fiduciary duty to its shareholders.

1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the Selling Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund’s shareholders of record, determined as of the close of business on the Valuation Date (the “Selling Fund Shareholders”), the Acquiring Fund Shares

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received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Information Statement which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

1.8 TERMINATION. The Trust shall take all necessary and appropriate steps under applicable law to terminate the Selling Fund promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of the Selling Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Declaration of Trust and the Selling Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information.

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2.3 SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Selling Fund’s assets shall be determined by multiplying the outstanding shares of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund by the net asset value per share of the Acquiring Fund on the Valuation Date, determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by Huntington Asset Services, Inc., the Acquiring Fund’s and the Selling Fund’s transfer agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and the Selling Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing of the Reorganization (the “Closing”) shall take place on or about December 13, 2013 or such other date as the parties may agree to in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 8:00 a.m. EST at the offices of the Trust, or at such other time and/or place as the parties may agree.

3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3 TRANSFER AGENT’S CERTIFICATE. The Selling Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

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ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

(a)	The Selling Fund is a separate investment series of the Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of Delaware.

(b)	The Selling Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), is in full force and effect.

(c)	The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)	The Selling Fund is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any provision of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

(e)	The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(f)

Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order,

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decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(g)	The audited financial statements of the Selling Fund at December 31, 2012 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

(h)	Since December 31, 2012, there has not been any material adverse change in the Selling Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

(i)	At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j)	For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

(k)	All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

(l)

At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets,

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the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(m)	The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund’s shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(n)	The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(o)	The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a Prospectus/Information Statement, in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act. The Prospectus/Information Statement (other than information therein that relates to the Acquiring Fund and any other fund described therein other than the Selling Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

(a)	The Acquiring Fund is a separate investment series of the Trust.

(b)	The Acquiring Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)

The prospectus and statement of additional information, as of the date of the Prospectus/Information Statement, of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

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(d)	The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)	Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f)	The audited financial statements of the Acquiring Fund at December 31, 2012 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(g)	Since December 31, 2012, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h)	At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

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(i)	For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

(j)	All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(k)	The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)	The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(m)	The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

(n)	The Prospectus/Information Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(o)	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

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ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.3 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

5.4 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust’s President or Vice President, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

6.2 With respect to the Selling Fund, the Trust shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Trust and the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

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(a)	The Acquiring Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(b)	The Acquiring Fund is a separate series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)	This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d)	Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any statutory preemptive rights in respect thereof.

(e)	The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued; and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

(f)	The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust’s Declaration of Trust or By-Laws or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

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(g)	Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Information Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

(h)	Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Prospectus/Information Statement or the Closing Date required to be described in the Prospectus/Information Statement or to be filed as exhibits to the Prospectus/Information Statement which are not described or filed as required.

(i)	To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Prospectus/Information Statement.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund’s assets and liabilities, together with a list of the Selling Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust.

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7.3 With respect to the Acquiring Fund, the Trust shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Trust and the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

(a)	The Selling Fund is a separate investment series of the Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(b)	The Selling Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)	This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d)	To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

(e)	The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust’s Declaration of Trust or By-laws, or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

(f)	Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Information Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly represent the information required to be shown.

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(g)	Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund existing on or before the effective date of the Prospectus/Information Statement or the Closing Date, required to be described in the Prospectus/Information Statement or to be filed as exhibits to the Prospectus/Information Statement which are not described or filed as required.

(h)	To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Information Statement.

(i)	Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund’s registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

FUND AND THE SELLING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent,

14

Exhibit “A”

order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

8.3 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund’s investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

8.4 The Trust shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that, for federal income tax purposes, and while the matter is not entirely free from doubt:

(a)	The transfer of all of the Selling Fund assets in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund.

(c)	No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

(d)	No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

(e)	The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such Shareholder immediately prior to the Closing, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such Shareholder (provided the Selling Fund shares were held as capital assets on the date of the Closing).

15

Exhibit “A”

(f)	The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Closing, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

ARTICLE IX

EXPENSES

9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by the Trust. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Prospectus/Information Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Information Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

16

Exhibit “A”

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)	of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

(b)	a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Selling Fund, the Trust, or its Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5 With respect to the Trust, the name used herein refers respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware, which are hereby referred to and are also on file at the principal offices of the Trust. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of

17

Exhibit “A”

the Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund and the Acquiring Fund must look solely to the trust property belonging to the Selling Fund and the Acquiring Fund for the enforcement of any claims against the Selling Fund and the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

THE HUNTINGTON FUNDS ON BEHALF OF HUNTINGTON INCOME EQUITY FUND

By:	/s/ Joseph L. Rezabek
Name: Joseph L. Rezabek
Title: President

THE HUNTINGTON FUNDS ON BEHALF OF HUNTINGTON DIVIDEND CAPTURE FUND

By:	/s/ Martin R. Dean
Name: Martin R. Dean
Title: Chief Compliance Officer

18

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

HUNTINGTON INCOME EQUITY FUND

a series of

The Huntington Funds

2960 N. Meridian Street

Indianapolis, IN 46208

(800) 253-0412

BY AND IN EXCHANGE FOR SHARES OF

HUNTINGTON DIVIDEND CAPTURE FUND

another series of

The Huntington Funds

This Statement of Additional Information, dated November     , 2013, relating specifically to the proposed transfer of the assets and liabilities of Huntington Income Equity Fund (“Huntington Income Equity”), a series of the Huntington Funds (the “Trust”) to Huntington Dividend Capture Fund (“Huntington Dividend Capture”), another series of the Trust, in exchange for Class A Shares and Trust Shares of beneficial interest, no par value, of Huntington Dividend Capture (to be issued to holders of shares of Huntington Income Equity), consists of the information set forth below pertaining to Huntington Income Equity and Huntington Dividend Capture and the following described documents, each of which is incorporated by reference herein:

(1)	The Statement of Additional Information of the Trust relating to Huntington Income Equity and Huntington Dividend Capture, dated April 30, 2013; and

(2)	Annual Report of the Trust relating to Huntington Income Equity and Huntington Dividend Capture for the year ended December 31, 2012.

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of Huntington Income Equity and Huntington Dividend Capture dated November     , 2013. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

4

Pro Forma Combined Statements of Operations

For the Year Ended June 30, 2013

	Huntington Income Equity Fund	Huntington Dividend Capture Fund	Pro Forma Adjustments		Pro Forma Combined
Investment Income:
Dividend income	$6,577,646	$9,793,259	$—		$16,370,905
Dividend income from affiliated securities	1,206	1,668	—		2,874
Income from securities lending, net	27,688	61,990	—		89,678
Foreign dividend taxes withheld	(181,566)	(97,685)	—		(279,251)

Total investment income	6,424,974	9,759,232	—		16,184,206

Expenses:
Investment advisory fees	834,693	1,498,205	213,473	(a)	2,546,371
Administration fees	252,153	362,038	—		614,191
Custodian fees	36,556	53,458	—		90,014
Transfer and dividend disbursing agent fees and expenses	51,352	108,031	(24,000	)(b)	135,383
Trustees’ fees	12,609	18,041	—		30,650
Professional fees	35,910	52,417	10,000	(c)	98,327
Pricing fees	4,489	5,983	(4,489	)(b)	5,983
Distribution services fee-Class A Shares	15,757	119,555	—		135,312
Shareholder services fee-Trust Shares	332,031	379,847	—		711,878
Shareholder services fee-Class A Shares	15,757	119,555	—		135,312
State registration costs	31,668	34,232	(31,668	)(b)	34,232
Printing and postage	13,764	32,611	3,000	(c)	49,375
Insurance premiums	6,022	7,395	—		13,417
Compliance service fees	3,891	5,670	—		9,561
Line of credit fees	3,086	4,154	—		7,240
Other	11,174	16,201	(1,000	)(b)	26,375

Total expenses	1,660,912	2,817,393	165,316		4,643,621

Investment advisory fees waived	—	(714,291)	(432,808	)(d)	(1,147,099)

Net expenses	1,660,912	2,103,102	(267,492)		3,496,522

Net investment income	4,764,062	7,656,130	267,492		12,687,684

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investment transactions	9,163,056	16,320,925	—		25,483,981
Net realized gain on option transactions	113,097	166,633	—		279,730
Net realized loss on foreign currency transactions	(23,110)	—	—		(23,110)

Net realized gain on investments, options and translation of assets and liabilities in foreign currency transactions	9,253,043	16,487,558	—		25,740,601

Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency	5,625,462	6,080,437	—		11,705,899

Net realized and unrealized gain on investments, options and foreign currency transactions	14,878,505	22,567,995	—		37,446,500

Change in net assets resulting from operations	$19,642,567	$30,224,125	$267,492		$50,134,184

(a)	Increase in expenses based on contract in effect for the surviving fund.
(b)	Decrease in expenses due to the elimination of duplicative expenses achieved by merging the funds.
(c)	Reflects estimated merger expenses.
(d)	Reflects additional estimated merger and contractual expenses that would have been offset by the Acquiring Fund’s contractual expense cap.

Pro Forma Combined Statements of Assets and Liabilities

As of June 30, 2013

	Huntington Income Equity Fund	Huntington Dividend Capture Fund	Pro Forma Adjustments		Pro Forma Combined
Assets:
Investments, at cost	$146,392,497	$238,155,371	$—		$384,547,868

Investments, at value	$160,456,839	$242,018,316	$—		$402,475,155
Investments in affiliated securities, at value	1,427,059	8,029,449	—		9,456,508

Total investments	161,883,898	250,047,765	—		411,931,663

Cash	22,797	—	—		22,797
Income receivable	535,431	740,199	—		1,275,630
Receivable for shares sold	112,829	1,102,708	—		1,215,537
Tax reclaims receivable	13,278	2,825	—		16,103
Prepaid expenses and other assets	16,037	21,313	—		37,350

Total assets	162,584,270	251,914,810	—		414,499,080

Liabilities:
Payable for return of collateral on loaned securities	18,129,042	23,475,352	—		41,604,394
Options written, at value (premium received $182,582 and $483,798)	189,392	323,500	—		512,892
Payable for shares redeemed	278,187	429,819	—		708,006
Accrued expenses and other payables:			—		—
Investment advisory fees	72,132	57,543	(13,000	)(a)	116,675
Administration fees	21,598	33,073	—		54,671
Custodian fees	4,743	6,554	—		11,297
Pricing fees	1,810	2,584	—		4,394
Distribution services fee	1,445	11,652	—		13,097
Shareholder services fee	30,055	46,033	—		76,088
Transfer and dividend disbursing agent fees and expenses	11,158	20,259	—		31,417
Professional fees	14,796	21,209	10,000	(b)	46,005
Printing and postage	6,532	10,896	3,000	(b)	20,428
Compliance service fees	1,295	1,849	—		3,144

Total Liabilities	18,762,185	24,440,323	—		43,202,508

Net Assets	$143,822,085	$227,474,487	$—		$371,296,572

Net Assets consist of:
Paid in capital	$130,279,669	$216,667,202	$—		$346,946,871
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	15,785,734	11,751,476	—		27,537,210
Accumulated net realized loss on investments, options and foreign currency transactions	(2,776,243)	(1,831,141)	—		(4,607,384)
Accumulated net investment income	532,925	886,950	—		1,419,875

Net Assets	$143,822,085	$227,474,487	$—		$371,296,572

Net Assets:
Trust Shares	$136,795,604	$169,330,915	$—		$306,126,519

Class A Shares	$7,026,481	$58,143,572	$—		$65,170,053

Shares Outstanding: (unlimited number of shares authorized, no par value):
Trust Shares	5,627,728	16,270,530	7,508,708		29,406,966

Class A Shares	288,960	5,591,113	386,278		6,266,351

Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$24.31	$10.41			$10.41

Class A Shares	$24.32	$10.40			$10.40

Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$25.53	$10.92			$10.92

Maximum Sales Charge:
Class A Shares	4.75%	4.75%			4.75%

(a)	Reflects estimated merger expenses of $13,000 that would have been offset by the Acquiring Fund’s contractual expense cap.
(b)	Reflects estimated merger expenses.

Pro Forma Combined Portfolios of Investments

As of June 30, 2013

	Huntington Income Equity Fund		Huntington Dividend Capture Fund		Pro Forma Combined
	Shares	Value	Shares	Value	Shares	Value
Common Stocks — 82.5%
Consumer Discretionary — 4.2%
Comcast Corp., Class A (a)	49,000	$2,052,120	41,750	$1,748,490	90,750	$3,800,610
Ford Motor Co. (a)	132,000	2,042,040	—	—	132,000	2,042,040
Gentex Corp.	—	—	19,000	437,950	19,000	437,950
Genuine Parts Co.	—	—	24,500	1,912,715	24,500	1,912,715
Leggett & Platt, Inc.	—	—	51,500	1,601,135	51,500	1,601,135
Shaw Communications, Inc., Class B	90,500	2,174,715	—	—	90,500	2,174,715
Thomson Reuters Corp.	61,500	2,003,055	—	—	61,500	2,003,055
Time Warner Cable, Inc., Class A	—	—	13,750	1,546,600	13,750	1,546,600

		8,271,930		7,246,890		15,518,820

Consumer Staples — 6.5%
Altria Group, Inc.	57,500	2,011,925	—	—	57,500	2,011,925
Colgate-Palmolive Co.	—	—	66,500	3,809,785	66,500	3,809,785
ConAgra Foods, Inc.	58,500	2,043,405	48,500	1,694,105	107,000	3,737,510
General Mills, Inc.	40,900	1,984,877	—	—	40,900	1,984,877
Kellogg Co.	—	—	34,000	2,183,820	34,000	2,183,820
Kimberly-Clark Corp.	20,700	2,010,798	28,500	2,768,490	49,200	4,779,288
Unilever PLC ADR	29,900	1,209,455	—	—	29,900	1,209,455
Walgreen Co. (a)	43,500	1,922,700	—	—	43,500	1,922,700
Wal-Mart Stores, Inc.	—	—	30,000	2,234,700	30,000	2,234,700

		11,183,160		12,690,900		23,874,060

Energy — 16.0%
BP PLC ADR	47,300	1,974,302	81,750	3,412,245	129,050	5,386,547
Chevron Corp.	19,500	2,307,630	23,000	2,721,820	42,500	5,029,450
China Petroleum & Chemical Corp. ADR	18,300	1,674,450	—	—	18,300	1,674,450
ConocoPhillips	37,900	2,292,950	45,000	2,722,500	82,900	5,015,450
Crosstex Energy LP (a)	—	—	171,500	3,536,330	171,500	3,536,330
El Paso Pipeline Partners LP	—	—	52,000	2,270,840	52,000	2,270,840
Enbridge Energy Partners LP	—	—	120,000	3,658,800	120,000	3,658,800
Eni SpA ADR	42,700	1,752,408	—	—	42,700	1,752,408
Enterprise Products Partners LP	38,700	2,405,205	—	—	38,700	2,405,205
Exxon Mobil Corp.	11,300	1,020,955	51,750	4,675,612	63,050	5,696,567
Linn Energy LLC	—	—	37,000	1,227,660	37,000	1,227,660
Magellan Midstream Partners LP	—	—	22,000	1,199,000	22,000	1,199,000
Marathon Oil Corp. (a)	69,000	2,386,020	—	—	69,000	2,386,020
Murphy Oil Corp.	—	—	50,750	3,090,167	50,750	3,090,167
Occidental Petroleum Corp.	22,500	2,007,675	—	—	22,500	2,007,675
Royal Dutch Shell PLC ADR	29,900	1,907,620	51,000	3,253,800	80,900	5,161,420
Schlumberger Ltd.	—	—	41,500	2,973,890	41,500	2,973,890
Total SA ADR	41,100	2,001,570	—	—	41,100	2,001,570
TransCanada Corp.	39,400	1,698,534	—	—	39,400	1,698,534
Valero Energy Corp. (a)	48,400	1,682,868	—	—	48,400	1,682,868

		25,112,187		34,742,664		59,854,851

Financials — 15.6%
Aflac, Inc.	36,800	2,138,816	—	—	36,800	2,138,816
Bank of Montreal	35,000	2,031,050	23,000	1,334,690	58,000	3,365,740
Bank of Nova Scotia	32,200	1,724,310	—	—	32,200	1,724,310
Blackstone Group LP (a)	100,000	2,106,000	—	—	100,000	2,106,000
Brown & Brown, Inc.	—	—	42,250	1,362,140	42,250	1,362,140
Canadian Imperial Bank of Commerce	25,400	1,802,892	—	—	25,400	1,802,892
Community Bank System, Inc.	—	—	104,000	3,208,400	104,000	3,208,400
Cullen/Frost Bankers, Inc.	—	—	53,000	3,538,810	53,000	3,538,810
Federated Investors, Inc., Class B	—	—	55,000	1,507,550	55,000	1,507,550
Fifth Third Bancorp	124,000	2,238,200	—	—	124,000	2,238,200
FNB Corp.	—	—	125,000	1,510,000	125,000	1,510,000
Fulton Financial Corp.	—	—	116,500	1,337,420	116,500	1,337,420
HSBC Holdings PLC ADR	38,200	1,982,580	—	—	38,200	1,982,580
JPMorgan Chase & Co. (a)	44,400	2,343,876	74,500	3,932,855	118,900	6,276,731
Northern Trust Corp.	—	—	14,500	839,550	14,500	839,550
Northwest Bancshares, Inc.	—	—	113,500	1,533,385	113,500	1,533,385
Old National Bancorp	—	—	28,000	387,240	28,000	387,240
Royal Bank of Canada	32,300	1,883,413	—	—	32,300	1,883,413
SLM Corp.	96,000	2,194,560	—	—	96,000	2,194,560
Torchmark Corp.	—	—	11,500	749,110	11,500	749,110
Toronto-Dominion Bank	—	—	20,000	1,607,400	20,000	1,607,400
Travelers Cos., Inc./The	28,900	2,309,688	—	—	28,900	2,309,688
Trustmark Corp.	—	—	106,250	2,611,625	106,250	2,611,625
U.S. Bancorp	—	—	93,500	3,380,025	93,500	3,380,025
Unum Group	—	—	95,000	2,790,150	95,000	2,790,150
Washington Federal, Inc.	—	—	54,500	1,028,960	54,500	1,028,960
Wells Fargo & Co.	24,100	994,607	38,500	1,588,895	62,600	2,583,502

		23,749,992		34,248,205		57,998,197

Health Care — 6.7%
AbbVie, Inc. (a)	45,200	1,868,568	—	—	45,200	1,868,568
AstraZeneca PLC ADR	38,100	1,802,130	63,500	3,003,550	101,600	4,805,680
Baxter International, Inc.	—	—	23,000	1,593,210	23,000	1,593,210
Becton, Dickinson & Co.	—	—	22,750	2,248,383	22,750	2,248,383
Cardinal Health, Inc.	31,800	1,500,960	—	—	31,800	1,500,960
Eli Lilly & Co. (a)	33,900	1,665,168	—	—	33,900	1,665,168
GlaxoSmithKline PLC ADR	40,000	1,998,800			40,000	1,998,800
Merck & Co., Inc.	40,700	1,890,515	64,750	3,007,637	105,450	4,898,152
Pfizer, Inc.	63,500	1,778,635	—	—	63,500	1,778,635
St. Jude Medical, Inc.	—	—	53,500	2,441,205	53,500	2,441,205

		12,504,776		12,293,985		24,798,761

Industrials — 9.0%
3M Co.	11,400	1,246,590	14,500	1,585,575	25,900	2,832,165
ABB Ltd. ADR	92,500	2,003,550	—	—	92,500	2,003,550
Cintas Corp.	—	—	26,500	1,206,810	26,500	1,206,810
CSX Corp.	—	—	55,500	1,287,045	55,500	1,287,045
Deere & Co.	23,800	1,933,750	—	—	23,800	1,933,750
Dover Corp.	—	—	22,500	1,747,350	22,500	1,747,350
Eaton Corp. PLC (a)	32,700	2,151,987	—	—	32,700	2,151,987
General Electric Co.	93,500	2,168,265	189,750	4,400,302	283,250	6,568,567
Harsco Corp.	—	—	56,500	1,310,235	56,500	1,310,235
Honeywell International, Inc.	25,900	2,054,906	—	—	25,900	2,054,906
Koninklijke (Royal) Philips Electronics NV	66,188	1,799,662	—	—	66,188	1,799,662
Rockwell Automation, Inc.	—	—	40,000	3,325,600	40,000	3,325,600
Waste Management, Inc.	60,500	2,439,965	63,000	2,540,790	123,500	4,980,755

		15,798,675		17,403,707		33,202,382

Information Technology — 8.0%
Apple, Inc. (a)	4,900	1,940,792	—	—	4,900	1,940,792
CA, Inc.	54,500	1,560,335	—	—	54,500	1,560,335
Canon, Inc. ADR	49,100	1,613,917	—	—	49,100	1,613,917
Cisco Systems, Inc.	89,500	2,175,745	53,750	1,306,663	143,250	3,482,408
Harris Corp.	—	—	62,750	3,090,437	62,750	3,090,437
Hewlett-Packard Co. (a)	101,000	2,504,800	—	—	101,000	2,504,800
Intel Corp.	89,500	2,167,690	71,500	1,731,730	161,000	3,899,420
Microsoft Corp.	—	—	63,250	2,184,023	63,250	2,184,023
Molex, Inc.	—	—	97,000	2,845,980	97,000	2,845,980
Paychex, Inc.	53,000	1,935,560	—	—	53,000	1,935,560
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	—	—	88,000	1,612,160	88,000	1,612,160
Texas Instruments, Inc.	56,000	1,952,720	—	—	56,000	1,952,720
Total System Services, Inc.	—	—	64,000	1,566,720	64,000	1,566,720

		15,851,559		14,337,713		30,189,272

Materials — 3.3%
Air Products & Chemicals, Inc.	25,200	2,307,564	—	—	25,200	2,307,564
Dow Chemical Co./The	56,500	1,817,605	—	—	56,500	1,817,605
Freeport-McMoRan Copper & Gold, Inc. (a)	—	—	98,000	2,705,780	98,000	2,705,780
Lyondellbasell Industries N.V. (a)	36,100	2,391,986	—	—	36,100	2,391,986
Sonoco Products Co.	—	—	90,000	3,111,300	90,000	3,111,300

		6,517,155		5,817,080		12,334,235

Real Estate Investment Trusts — 6.3%
Associated Estates Realty Corp.	—	—	82,000	1,318,560	82,000	1,318,560
EastGroup Properties, Inc.	—	—	26,000	1,463,020	26,000	1,463,020
HCP, Inc.	43,700	1,985,728	20,000	908,800	63,700	2,894,528
Health Care REIT, Inc.	30,200	2,024,306	—	—	30,200	2,024,306
Highwoods Properties, Inc.	—	—	22,000	783,420	22,000	783,420
Home Properties, Inc.	—	—	30,000	1,961,100	30,000	1,961,100
Hospitality Properties Trust	82,000	2,154,960	—	—	82,000	2,154,960
Kimco Realty Corp.	94,500	2,025,135	96,500	2,067,995	191,000	4,093,130
Liberty Property Trust	—	—	33,500	1,238,160	33,500	1,238,160
Mack-Cali Realty Corp.	85,000	2,081,650	53,500	1,310,215	138,500	3,391,865
Mid-America Apartment Communities, Inc.	—	—	17,000	1,152,090	17,000	1,152,090
National Retail Properties, Inc.	—	—	18,500	636,400	18,500	636,400
Senior Housing Properties Trust	—	—	15,000	388,950	15,000	388,950

		10,271,779		13,228,710		23,500,489

Telecommunication Services — 2.7%
AT&T, Inc.	48,500	1,716,900	114,750	4,062,150	163,250	5,779,050
Verizon Communications, Inc.	34,200	1,721,628	15,000	755,100	49,200	2,476,728
Windstream Corp.	213,000	1,642,230	—	—	213,000	1,642,230

		5,080,758		4,817,250		9,898,008

Utilities — 4.2%
CenterPoint Energy, Inc.	—	—	80,250	1,885,073	80,250	1,885,073
Entergy Corp.	28,900	2,013,752	—	—	28,900	2,013,752
FirstEnergy Corp.	52,000	1,941,680	—	—	52,000	1,941,680
PG&E Corp.	43,800	2,002,974	73,000	3,338,290	116,800	5,341,264
PPL Corp.	67,000	2,027,420	—	—	67,000	2,027,420
TECO Energy, Inc.	—	—	139,000	2,389,410	139,000	2,389,410

		7,985,826		7,612,773		15,598,599

Total Common Stocks		142,327,797		164,439,877		306,767,674

Preferred Stocks — 13.2%
Financials — 7.5%
Allstate Corp./The, 5.100%, 1/15/53	—	—	100,000	2,559,000	100,000	2,559,000
American Financial Group, Inc., 7.000%	—	—	100,000	2,640,000	100,000	2,640,000
Ameriprise Financial, Inc., 7.750%	—	—	80,000	2,106,400	80,000	2,106,400
Axis Capital Holdings Ltd., Series C, 6.875%	—	—	85,000	2,221,900	85,000	2,221,900
BB&T Corp., 5.850%	—	—	65,000	1,628,900	65,000	1,628,900
Charles Schwab Corp./The, Series B, 6.000%	—	—	95,000	2,417,750	95,000	2,417,750
JPMorgan Chase Capital XXIX, 6.700%	—	—	145,000	3,677,200	145,000	3,677,200
KKR Financial Holdings LLC, 8.375%	—	—	70,000	1,941,800	70,000	1,941,800
PartnerRe Ltd., Series E, 7.250%	—	—	71,750	1,944,425	71,750	1,944,425
Raymond James Financial, Inc., 6.900%	—	—	110,000	2,911,700	110,000	2,911,700
Wells Fargo & Co., Series J, 8.000%	—	—	125,000	3,617,500	125,000	3,617,500

		—		27,666,575		27,666,575

Industrials — 0.6%
Stanley Black & Decker, Inc., 5.750%	—	—	90,000	2,201,400	90,000	2,201,400

		—		2,201,400		2,201,400

Real Estate Investment Trusts — 2.6%
Kimco Realty Corp., Series H, 6.900%	—	—	77,479	1,985,787	77,479	1,985,787
PS Business Parks, Inc., Series S, 6.450%	—	—	107,000	2,691,050	107,000	2,691,050
Realty Income Corp., Series F, 6.625%	—	—	80,000	2,060,000	80,000	2,060,000
Vornado Realty LP, 7.875%	—	—	105,000	2,775,150	105,000	2,775,150

		—		9,511,987		9,511,987

Telecommunication Services — 0.7%
Qwest Corp., 7.500%	—	—	100,000	2,667,000	100,000	2,667,000

		—		2,667,000		2,667,000

Utilities — 1.8%
Dominion Resources, Inc., Class A, 8.375%	—	—	115,000	3,023,350	115,000	3,023,350
NextEra Energy Capital Holdings, Inc., Series F, 8.750%	—	—	135,000	3,546,450	135,000	3,546,450

		—		6,569,800		6,569,800

Total Preferred Stocks		—		48,616,762		48,616,762

Exchange-Traded Funds — 1.5%
SPDR S&P Dividend ETF	—	—	82,750	5,486,325	82,750	5,486,325

Total Exchange-Traded Funds		—		5,486,325		5,486,325

Cash Equivalents — 2.5%
Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	1,427,059	1,427,059	8,029,449	8,029,449	9,456,508	9,456,508

Total Cash Equivalents		1,427,059		8,029,449		9,456,508

Short-Term Securities Held as Collateral for Securities Lending — 11.2%
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (c)	18,129,042	18,129,042	23,475,352	23,475,352	41,604,394	41,604,394

Total Short-Term Securities Held as Collateral for Securities Lending		18,129,042		23,475,352		41,604,394

Total Investments — 110.9%		161,883,898		250,047,765		411,931,663

Total Investments at Cost		146,392,497		238,155,371		384,547,868

Liabilities in Excess of Other Assets — (10.9)%		(18,061,813)		(22,573,278)		(40,635,091)

Net Assets — 100.0%		$143,822,085		$227,474,487		$371,296,572

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of June 30, 2013.
*	Non-income producing security.

ADR - American Depositary Receipt

Pro Forma Combined Schedule of Written Options

As of June 30, 2013

	Huntington Income Equity Fund		Huntington Dividend Capture Fund		Pro Forma Combined
	Contracts	Value	Contracts	Value	Contracts	Value
Crosstex Energy LP, Call @ $17.5, Expiring August 2013	—	$—	1,000	$309,000	1,000	$309,000
Freeport-McMoRan Copper & Gold, Inc., Call @ $31, Expiring July 2013	—	—	980	4,900	980	4,900
JPMorgan Chase & Co., Call @ $57.5, Expiring September 2013	—	—	200	9,600	200	9,600
AbbVie, Inc. ,Call @ $47.5, Expiring August 2013	400	5,000	—	—	400	5,000
Apple, Inc. ,Call @ $475, Expiring August 2013	45	4,905	—	—	45	4,905
Blackstone Group LP ,Call @ $24, Expiring September 2013	900	27,450	—	—	900	27,450
Comcast Corp., Class A ,Call @ $44, Expiring July 2013	375	3,750	—	—	375	3,750
Eaton Corp. PLC ,Call @ $70, Expiring July 2013	295	4,425	—	—	295	4,425
Eli Lilly & Co. ,Call @ $57.5, Expiring July 2013	305	1,220	—	—	305	1,220
Ford Motor Co. ,Call @ $17, Expiring August 2013	1,200	14,400	—	—	1,200	14,400
Hewlett-Packard Co. ,Call @ $27, Expiring August 2013	900	35,100	—	—	900	35,100
Lyondellbasell Industries N.V. ,Call @ $70, Expiring September 2013	325	76,375	—	—	325	76,375
Marathon Oil Corp. ,Call @ $38, Expiring July 2013	620	4,340	—	—	620	4,340
Valero Energy Corp. ,Call @ $44, Expiring September 2013	435	8,917	—	—	435	8,917
Walgreen Co. ,Call @ $55.0, Expiring July 2013	390	3,510	—	—	390	3,510

Total Written Options		$189,392		$323,500		$512,892

Pro Forma Notes to the Financial Statements

At June 30, 2013

Note 1 – Description

The Huntington Dividend Capture Fund (“Acquiring Fund”), a series of the Huntington Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

The Acquiring Fund consists of two classes of shares: Trust Shares and Class A Shares. All shareholders bear the common expenses of the Fund based on the daily net assets of each class of shares, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Huntington Income Equity Fund (“Target Fund”), a series of the Trust, by the Acquiring Fund as if such acquisition had taken place as of June 30, 2013.

Note 2 – Basis of Combination

Under the terms of the Plan of Reorganization, the combination of Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Target Fund in exchange for shares of Acquiring Fund at net asset value. The statement of assets and liabilities and the related statement of operations of Target Fund and Acquiring Fund have been combined as of and for the year ended June 30, 2013. Following the acquisition, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for precombination periods of the surviving fund will not be restated.

The unaudited pro forma portfolio of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each portfolio that are incorporated by reference in the Statement of Additional Information.

Note 3 – Security Valuation

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Trust calculates the NAV for each of the funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using discounted cash flow models, which the Trustees deem indicative of the estimated fair value of the real estate investments.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2013 based on the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Huntington Income Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	8,271,930	—	—	8,271,930
Consumer Staples	11,183,160	—	—	11,183,160
Energy	25,112,187	—	—	25,112,187
Financials	23,749,992	—	—	23,749,992
Health Care	12,504,776	—	—	12,504,776
Industrials	15,798,675	—	—	15,798,675
Information Technology	15,851,559	—	—	15,851,559
Materials	6,517,155	—	—	6,517,155
Real Estate Investment Trusts	10,271,779	—	—	10,271,779
Telecommunication Services	5,080,758	—	—	5,080,758
Utilities	7,985,826	—	—	7,985,826
Cash Equivalents	1,427,059	—	—	1,427,059
Short-Term Securities Held as Collateral for Securities	18,129,042	—	—	18,129,042

Total Investment Securities	161,883,898	—	—	161,883,898

Other Financial Instruments:*
Written Options	(189,392)	—	—	(189,392)

Total Investments	161,694,506	—	—	161,694,506

Huntington Dividend Capture Fund
Investment Securities:
Common Stocks
Consumer Discretionary	7,246,890	—	—	7,246,890
Consumer Staples	12,690,900	—	—	12,690,900
Energy	34,742,664	—	—	34,742,664
Financials	34,248,205	—	—	34,248,205
Health Care	12,293,985	—	—	12,293,985
Industrials	17,403,707	—	—	17,403,707
Information Technology	14,337,713	—	—	14,337,713
Materials	5,817,080	—	—	5,817,080
Real Estate Investment Trusts	13,228,710	—	—	13,228,710
Telecommunication Services	4,817,250	—	—	4,817,250
Utilities	7,612,773	—	—	7,612,773
Preferred Stocks
Financials	27,666,575	—	—	27,666,575
Industrials	2,201,400	—	—	2,201,400
Real Estate Investment Trusts	9,511,987	—	—	9,511,987
Telecommunication Services	2,667,000	—	—	2,667,000
Utilities	6,569,800	—	—	6,569,800
Exchange-Traded Funds	5,486,325	—	—	5,486,325
Cash Equivalents	8,029,449	—	—	8,029,449
Short-Term Securities Held as Collateral for Securities	23,475,352	—	—	23,475,352

Total Investment Securities	250,047,765	—	—	250,047,765

Other Financial Instruments:*
Written Options	(323,500)	—	—	(323,500)

Total Investments	249,724,265	—	—	249,724,265

Pro Forma Combined
Investment Securities:
Common Stocks
Consumer Discretionary	15,518,820	—	—	15,518,820
Consumer Staples	23,874,060	—	—	23,874,060
Energy	59,854,851	—	—	59,854,851
Financials	57,998,197	—	—	57,998,197
Health Care	24,798,761	—	—	24,798,761
Industrials	33,202,382	—	—	33,202,382
Information Technology	30,189,272	—	—	30,189,272
Materials	12,334,235	—	—	12,334,235
Real Estate Investment Trusts	23,500,489	—	—	23,500,489
Telecommunication Services	9,898,008	—	—	9,898,008
Utilities	15,598,599	—	—	15,598,599
Preferred Stocks
Financials	27,666,575	—	—	27,666,575
Industrials	2,201,400	—	—	2,201,400
Real Estate Investment Trusts	9,511,987	—	—	9,511,987
Telecommunication Services	2,667,000	—	—	2,667,000
Utilities	6,569,800	—	—	6,569,800
Exchange-Traded Funds	5,486,325	—	—	5,486,325
Cash Equivalents	9,456,508	—	—	9,456,508
Short-Term Securities Held as Collateral for Securities	41,604,394	—	—	41,604,394

Total Investment Securities	411,931,663	—	—	411,931,663

*	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written option contracts.

Note 4 – Capital Shares

The unaudited pro forma net asset value per share assumes retired shares of common stock in connection with the proposed acquisition of Target Fund by Acquiring Fund as of June 30, 2013. The number of retired shares was calculated by dividing the net asset value of Target Fund by the respective net asset value per share of Acquiring Fund. The pro forma number of shares outstanding, by class of shares, for the combined fund consists of the following at June 30, 2013:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination
Trust Shares	16,270,530	7,508,708	29,406,966
Class A Shares	5,591,113	386,278	6,266,351

Note 5 – Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

Federal income tax law permits a regulated investment company to carry forward its net capital losses incurred prior to December 22, 2010, for a period of up to eight taxable years (net capital losses that arise in a tax year beginning after December 22, 2010 will generally be able to be carried forward without limit). The Acquiring Fund is presently entitled to net capital loss carryforwards for federal income tax purposes which expire in 2015. The amount of the Target Fund’s capital loss carryforwards available to offset capital gains of the Acquiring Fund in any given year following the proposed acquisition may be substantially limited and the expiration of these carryforwards will be accelerated by one year as a consequence of the proposed acquisition.

PART C. OTHER INFORMATION

Item 15 Indemnification

(1)

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII, Section 4 of Registrant’s Agreement and Declaration of Trust and Section 2 of the Trustees’ Indemnification Agreements. The Investment Advisory Contracts provide that, in the absence of willful misfeasance, bad faith or gross negligence, on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the Investment Advisory Contracts. Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Contracts. Indemnification of Registrant’s distributor, custodian and transfer agent against certain losses is provided for, respectively, in Section 10 of the Distributor’s Contract, incorporated herein by reference as Exhibit (e)(i), Section 8 of the Custodian Contract, incorporated herein by reference as Exhibit (g)(i) and Section 8 of the Transfer Agency Agreement incorporated herein by reference as Exhibit (h)(i). Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16	Exhibits

(1)

1	Conformed copy of Agreement and Declaration of Trust of the Registrant, dated April 27, 2006;	(9)

2	Conformed copy of Amendment No. 1 to Agreement and Declaration of trust of the Registrant, dated April 27, 2006;	(9)

(2)

1	Copy of By-Laws of the Registrant, dated April 27, 2006;	(9)

(3)	Not applicable

(4)

1	Form of Agreement and Plan of Reorganization is filed herewith	(+	)

(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference

(6)

1	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund;	(9)

2	Conformed copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund;	(9)

3	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund;	(9)

4	Conformed Copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund;	(9)

5	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(9)

6	Conformed copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(9)

7	Conformed copy of Letter Agreement dated June 23, 2006, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(10)

8	Conformed copy of Letter Agreement dated February 27, 2007, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

9	Conformed copy of Letter Agreement dated February 27, 2007, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

10	Conformed copy of Letter Agreement dated January 24, 2008, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

11	Conformed copy of Subadvisory Agreement dated June 23, 2006, between the Registrant, Huntington Asset Advisors, Inc. and Laffer Investments, Inc. (terminated);	(9)

12	Conformed copy of Amended and Restated Exhibit 1 to Schedule A to the Investment Advisory Agreement between Registrant and Huntington Asset Advisors, Inc.;	(11)

13	Conformed copy of Letter Agreement dated October 29, 2008 to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(15)

14	Conformed copy of Letter Agreement dated January 29, 2009 to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(15)

15	Conformed copy of Exhibit A to the Investment Advisory Agreement by and between the Registrant and Huntington Asset Advisors, Inc., amended and restated as of October 21, 2008;	(15)

16	Conformed copy of Schedule A to the Investment Advisory Agreement between the Registrant and Huntington Asset Advisors, Inc.;	(15)

17	Conformed copy of Letter Agreement dated April 27, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(17)

18	Conformed copy of Letter Agreement dated June 15, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund;	(17)

19	Conformed copy of Letter Agreement dated July 29, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Growth Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund;	(17)

20	Conformed copy of Letter Agreement dated December 28, 2009 to Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the Global Select Markets Fund;	(19)

21	Conformed copy of Schedule A to the Investment Advisory Agreement between the Registrant and Huntington Asset Advisors, Inc., amended and restated as of December 28, 2009;	(19)

22	Amendment to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington World Income Fund;	(22)

23	Amendment to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Disciplined Equity Fund;	(23)

24	Investment Subadvisory Agreement dated July 21, 2011 between Huntington Asset Advisors, Inc. and Haberer Registered Investment Advisor, Inc., relating to the Huntington Disciplined Equity Fund;	(23)

25	Amendment to the Investment Advisory Agreement dated May 25, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Income Generation Fund;	(24)

26	Amendment to the Investment Advisory Agreement dated June 22, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Longer Duration Fixed Income Fund;	(25)

27	Amendment to the Investment Advisory Agreement dated August 9, 2012, between the Registrant and Huntington Asset Advisors, Inc.;	(26)

28	Amendment to the Investment Advisory Agreement dated August 9, 2012, between the Registrant and Huntington Asset Advisors, Inc.;	(26)

(7)

1	Conformed copy of Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

2	Conformed copy of Amendment to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

3	Conformed copy of Exhibit A to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

4	Conformed copy of Amended and Restated Amendment #1 to Exhibit A to the Distributor’s Contract between Registrant and Edgewood Services, Inc.;	(11)

5	Conformed copy of Exhibit B to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

6	Conformed copy of Amendment #1 to Exhibit B dated April 30, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(11)

7	Conformed copy of Exhibit C to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

8	Conformed copy of Amendment #1 to Exhibit C dated April 30, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(11)

9	Conformed copy of Exhibit D to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

10	Conformed copy of Amended and Restated Exhibit E dated August 31, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(12)

11	Form of Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009;	(15)

12	Conformed copy of Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009, including Exhibits A and B;	(17)

13	Conformed copy of Amended and Restated Exhibit A to the Distribution Agreement, dated December 28, 2009;	(17)

14	Amendment to Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009, including Exhibit A, relating to the Huntington World Income Fund;	(22)

15	Amendment to Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009, including Exhibit A, relating to the Huntington Disciplined Equity Fund;	(23)

16	Amendment to the Distribution Agreement dated May 25, 2012, including Exhibit A, between the Registrant and Unified Financial Securities, Inc., relating to the Huntington Income Generation Fund;	(24)

17	Amendment to the Distribution Agreement dated June 22, 2012, including Exhibit A, between the Registrant and Unified Financial Securities, Inc., relating to the Huntington Longer Duration Fixed Income Fund;	(25)

18	Amended Distribution Agreement dated August 31, 2012, including Exhibits A and B, between the Registrant and Unified Financial Securities, Inc.	(26)

(8)	Not applicable

(9)

1	Conformed copy of Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

2	Conformed copy of Schedule A to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

3	Conformed copy of Schedule B dated September 11, 2007 as Amended and Restated on August 31, 2007, to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

4	Conformed copy of Amendment to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

5	Conformed copy of Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

6	Form of Exhibit A, Amended and Restated as of August 31, 2007, to Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

7	Copy of Schedule I to Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

8	Conformed copy of Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

9	Conformed copy of Schedule I to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

10	Form of Schedule II, Amended and Restated as of August 31, 2007, to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

11	Copy of Schedule III to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

12	Conformed copy of Appendix I to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

13	Conformed copy of Sub-Custody Agreement between the Registrant, The Huntington National Bank and PFPC Trust Company dated June 23, 2006;	(10)

14	Conformed copy of Custodian Agreement dated June 26, 2006 between Registrant and State Street Bank and Trust Company including Schedules A, B and C and the Remote Access Services Addendum;	(11)

15	Conformed copies of Schedules A and B to the Custodian Agreement between the Registrant and Huntington National Bank, dated October 21, 2008;	(15)

16	Conformed copy of Securities Lending Customer Agreement between the Registrant and PFPC Trust Company, dated September 19, 2007;	(15)

17	Form of Global Sub-Custodian Agreement between The Huntington National Bank and Brown Brothers Harriman & Co.;	(15)

18	Conformed copy of Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(17)

19	Conformed copy of Appendix B Amended & Restated as of July 29, 2009, to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(17)

20	Conformed copy of Appendix B Amended & Restated as of December 28, 2009, to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(19)

21	Amendment to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank, relating to the Huntington World Income Fund;	(22)

22	Amendment to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank, relating to the Huntington Disciplined Equity Fund;	(23)

23	Amended and Restated Custodian Agreement dated May 26, 2009, as amended August 31, 2012, between the Registrant and The Huntington National Bank	(24)

24	Amendment to Custodian Agreement dated November 8, 2012, between the Registrant and The Huntington National Bank	(25)

25	Revised Amendment to Custodian Agreement dated November 8, 2012, between the Registrant and The Huntington National Bank	(26)

(10)

1	Copy of the Distribution Plan of the Registrant, dated June 23, 2006	(9)

2	Copy of Exhibit A to Distribution Plan of the Registrant, dated June 23, 2006;	(9)

3	Copy of the Amended and Restated Exhibit 1 to Exhibit A to Registrant’s Distribution Plan;	(11)

4	Copy of Amended and Restated Distribution Plan of the Registrant, dated April 1, 2009;	(15)

5	Copy of Exhibit A to Amended and Restated Distribution Plan of the Registrant, dated April 1, 2009;	(17)

6	Copy of Exhibit A to Distribution Plan of the Registrant, amended and restated as of December 28, 2009;	(19)

7	Amendment to the Distribution Plan of the Registrant, regarding the Huntington World Income Fund;	(22)

8	Amendment to the Distribution Plan of the Registrant, regarding the Huntington Disciplined Equity Fund;	(23)

9	Amended and Restated Distribution Plan of the Registrant dated August 31, 2012	(24)

(11)	Not applicable

(12)

1	Opinions of Sullivan & Worcester, LLP, as to certain tax consequences, are filed herewith	(+)

(13)

1	Conformed copy of Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

2	Conformed copy of Amended and Restated Exhibit A to the Mutual Fund Services Agreement, Transfer Agency Services, dated April 23, 2008, between the Registrant and Unified Funds Services, Inc.;	(14)

3	Copy of Exhibit B to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

4	Copy of Exhibit C to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

5	Copy of Exhibit D to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

6	Conformed copy of Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

7	Conformed copy of Investment Company Exhibit, Amended and Restated as of August 31, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

8	Conformed copy of Administrative Services Fee Exhibit to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

9	Conformed copy of First Amendment, dated June 29, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

10	Conformed copy of Administrative Services Agreement (Shareholder Services) between the Registrant and The Huntington National Bank, dated June 23, 2006;	(9)

11	Conformed copy of Exhibit A to Administrative Services Agreement (Shareholder Services) between the Registrant and The Huntington National Bank, dated June 23, 2006;	(9)

12	Conformed copy of Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(9)

13	Conformed copy of Investment Company Exhibit, Amended and Restated as of August 31, 2007, dated September 11, 2007, to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(12)

14	Conformed copy of Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(9)

15	Conformed copy of First Amendment, dated June 29, 2007, to Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(12)

16	Conformed copy of Financial Administration and Accounting Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2001;	(9)

17	Conformed copy of Exhibit A, Amended and Restated as of August 31, 2007, dated September 11, 2007, to the Financial Administration and Accounting Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2001;	(12)

18	Conformed copy of Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

19	Conformed copy of Amendment #1 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

20	Conformed copy of Amendment #2 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

21	Conformed copy of Amendment #3 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

22	Conformed copy of Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(10)

23	Conformed copy of Schedule A dated June 23, 2006 to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

24	Form of Amended and Restated Amendment #1 to Schedule B dated June 23, 2006 and revised August 31, 2007, to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

25	Copy of Schedule C to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

26	Form of Fund Participation Agreement among Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company; the Registrant; Huntington Asset Advisors, Inc.; and Edgewood Services, Inc., dated June 23, 2006, including Exhibits A through E;	(10)

27	Conformed copy of Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc., and Transamerica Life Insurance Company, dated June 23, 2006;	(10)

28	Conformed copy of Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Sun Life Assurance Company of Canada (U.S.) dated January 1, 2008;	(12)

29	Conformed copy of Registrant’s Shareholder Services Plan dated February 13, 2007;	(11)

30	Conformed copy of Exhibit A dated September 10, 2008 to Registrant’s Shareholder Services Plan;	(14)

31	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

32	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

33	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

34	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

35	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

36	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated December 1, 2006;	(11)

37	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

38	Conformed copy of Consultant Agreement between Huntington Asset Advisors, Inc. and Laffer Investments, Inc. dated September 1, 2008;	(14)

39	Conformed copy of Schedule A to the Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Sun Life Assurance Company of Canada (U.S.), dated October 21, 2008;	(15)

40	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee William H. Zimmer III, dated October 21, 2008;	(15)

41	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Thomas Westerfield, dated October 21, 2008	(15)

42	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Mark Shary, dated October 21, 2008;	(15)

43	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Tadd Seitz, dated October 21, 2008;	(15)

44	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee B. Randolph Bateman, dated October 21, 2008;	(15)

45	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee David Schoedinger, dated October 21, 2008;	(15)

46	Conformed copy of Amended and Restated Administrative Services Agreement between the Registrant and The Huntington National Bank, dated December 1, 2008;	(15)

47	Form of Mutual Fund Services Agreement, Fund Sub-Administration Services between The Huntington National Bank and Unified Fund Services, Inc., dated April 1, 2009;	(15)

48	Form of Mutual Fund Sales and Services Agreement (Unified Financial Securities, Inc.);	(15)

49	Conformed copy of Amended and Restated Exhibit #2 to Exhibit A to Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated May 1, 2008;	(15)

50	Conformed copy of Exhibit A to the Mutual Fund Services Agreement for Transfer Agency Services between Unified Fund Services, Inc. and the Registrant (Amended and Restated as of October 21, 2008);	(15)

51	Conformed copy of Amendment No. 2 to Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc., and Transamerica Life Insurance Company, dated November 1, 2008;	(15)

52	Form of Shareholder Services Agreement of the Registrant (including Amended and Restated Amendment #1 to Exhibit A);	(15)

53	Conformed copy of Second Amended and Restated Exhibit A to The Huntington Funds Shareholder Services Plan, dated September 17, 2008;	(15)

54	Conformed copy of Mutual Fund Services Agreement for Sub-Administration Services between Huntington National Bank and Unified Fund Services, Inc., dated April 1, 2009, including Exhibit A and Exhibit B;	(17)

55	Conformed copy of Amended and Restated Exhibit A (dated April 1, 2009) to Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated June 23, 2006;	(17)

56	Conformed copy of Amendment dated May 7, 2009, to Amended and Restated Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(17)

57	Conformed copy of Fund Participation Agreement between Nationwide Financial Services, Inc. and Unified Financial Securities, Inc. as distributor of the Funds, dated April 21, 2009, including Exhibits A through D	(17)

58	Form of Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Unified Financial Securities, Inc. and Hartford Life Insurance Company, dated April 1, 2009, including Schedules A through C;	(17)

59	Conformed copy of Exhibit A, Amended & Restated as of July 29, 2009, to Mutual Fund Services Agreement, Transfer Agency Services dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(17)

60	Conformed copy of Indemnification Agreement between Registrant and Trustee Alistair Jessiman, dated January 29, 2010;	(19)

61	Conformed copy of Exhibit A to the Shareholder Services Plan of The Huntington Funds, amended and restated as of December 28, 2009;	(19)

62	Copy of Exhibit A to the Shareholder Services Agreement of the Registrant, amended and restated as of December 28, 2009;	(19)

63	Conformed copy of Exhibit A to the Mutual Fund Services Agreement for Fund Sub-Administration Services, dated December 28, 2009;	(19)

64	Conformed copy of Exhibit A to the Mutual Fund Services Agreement for Transfer Agency Services between Unified Fund Services, Inc. and The Huntington Funds, amended and restated as of December 28, 2009;	(19)

65	Conformed copy of Exhibit A to the Administrative Services Agreement, amended and restated as of December 28, 2009;	(19)

66	Amendment to Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc., relating to the Huntington World Income Fund;	(22)

67	Amendment to Administrative Services Agreement, Exhibit A, dated June 23, 2006, between the registrant and Huntington National Bank, relating to the Huntington World Income Fund;	(22)

68	Amendment to the Shareholder Services Agreement, regarding the Huntington World Income Fund;	(22)

69	Amendment to Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc., relating to the Huntington Disciplined Equity Fund;	(23)

70	Amendment to Administrative Services Agreement, Exhibit A, dated June 23, 2006, between the registrant and Huntington National Bank, relating to the Huntington Disciplined Equity Fund;	(23)

71	Amendment to the Shareholder Services Agreement, regarding the Huntington Disciplined Equity Fund;	(23)

72	Conformed copy of Exhibit A, Amended and Restated as of July 5, 2010, to the Financial Administration and Accounting Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2001;	(23)

73	Expense Limitation Agreement dated August 31, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Income Generation Fund;	(24)

74	Expense Limitation Agreement dated September 28, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Dividend Capture Fund	(25)

75	Expense Limitation Agreement dated November 30, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington World Income Fund	(26)

76	Expense Limitation Agreement dated February 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington US Treasury Money Market Fund	(27)

77	Expense Limitation Agreement dated February 15, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Real Strategies Fund	(28)

78	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Balanced Allocation Fund	(29)

79	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Conservative Allocation Fund	(30)

80	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Growth Allocation Fund	(31)

81	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Global Select Markets Fund	(32)

82	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Balanced Fund	(33)

83	Amended and Restated Administrative Services Agreement dated June 23, 2006, as amended August 31, 2012, between the Registrant and The Huntington National Bank	(34)

84	Amendment to Mutual Fund Services Agreement for Transfer Agency Services dated August 31, 2012, between the Registrant and Huntington Asset Services, Inc.	(35)

85	Administrative Services Agreement dated December 1, 2012, between the Registrant and Huntington Asset Services, Inc	(36)

86	Expense Limitation Agreement dated April 24, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Growth Fund	(37)

(14)

1	Consent of Ernst & Young, LLP, is filed herewith.	(+)

(15)	Not applicable

(16)

1	Powers of Attorney of the Board of Trustees of The Huntington Funds, is filed herewith.	(+)

(17)	Not applicable

(+)	Exhibit is being filed electronically with registration statement.

ALL RESPONSES, UNLESS OTHERWISE INDICATED, ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-11905 and 811-5010.)

1	PEA No. 20 filed April 26, 1996.

2	PEA No. 38 filed February 21, 2002.

3	PEA No. 26 filed April 30, 1998.

4	PEA No. 43 filed February 2, 2004.

5	PEA No. 44 filed February 23, 2004.

6	PEA No. 45 filed April 29, 2004.

7	PEA No. 47 filed April 29, 2005.

8	PEA No. 48 filed April 28, 2006.

9	PEA No. 50 filed August 24, 2006.

10	PEA No. 51 filed February 8, 2007.

11	PEA No. 52 filed April 30, 2007.

12	PEA No. 56 filed April 14, 2008.

13	PEA No. 57 filed April 29, 2008.

14	PEA No. 63 filed October 21, 2008.

15	PEA No. 64 filed April 29, 2009.

16	PEA No. 65 filed May 15, 2009.

17	PEA No. 66 filed October 14, 2009.

18	PEA No. 67 filed February 24, 2010.

19	PEA No. 68 filed April 30, 2010.

20	PEA No. 69 filed February 14, 2011.

21	PEA No. 71 filed April 15, 2011.

22	PEA No. 72 filed May 2, 2011.

23	PEA No. 76 filed July 28, 2011.

24	PEA No. 84 filed June 1, 2012.

25	PEA No. 85 filed July 6, 2012.

26	PEA No. 86 filed August 15, 2012.

27	PEA No. 88 filed February 28, 2013.

28	PEA No. 90 filed April 16, 2013.

29	PEA No. 91 filed April 30, 2013.

Item 17 Undertakings:

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No.             to the Registrant’s registration statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No.             to the Registrant’s registration statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis.

THE HUNTINGTON FUNDS

BY:	/s/ Jay S. Fitton
Jay S. Fitton, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date(s) indicated:

*By:	/s/ Jay S. Fitton	October 7, 2013
	Jay S. Fitton, Attorney in Fact for the Persons Listed Below	Date

	/s/ Joseph L. Rezabek	October 7, 2013
	Joseph L. Rezabek, President	Date

	/s/ R. Jeffrey Young	October 7, 2013
	R. Jeffrey Young, Principal Executive Officer	Date

	/s/ Martin R. Dean	October 7, 2013
Anti-Money Laundering Officer and Chief Compliance Officer

	/s/ Robert W. Silva	October 7, 2013
	Robert W. Silva, Treasurer and Principal Financial Officer	Date

	*	October 7, 2013
	David S. Schoedinger, Trustee	Date

	*	October 7, 2013
	Thomas J. Westerfield, Trustee	Date

	*	October 7, 2013
	Mark D. Shary, Trustee	Date

	*	October 7, 2013
	William H. Zimmer, Trustee	Date

	*	October 7, 2013
Eddie R. Munson, Trustee

*By Power of Attorney

Exhibit Index

Exhibit	Item

(4) 1	Form of Agreement and Plan of Reorganization

(12) 1	Opinions of Sullivan & Worcester, LLP, as to certain tax consequences

(14) 1	Consent of Ernst & Young, LLP

(16) 1	Powers of Attorney of the Board of Trustees of The Huntington Funds